Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Commitments Under Non-Cancelable Leases

Future minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
2013	$1,740
2014	1,769
2015	1,409
2016	986
2017	785
Thereafter	65

Total	$6,754